SENIOR CONVERTIBLE PROMISSORY NOTES (Details Narrative) (USD $)	1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		16 Months Ended	22 Months Ended
	Mar. 31, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013	Mar. 31, 2013	Mar. 30, 2012	Feb. 23, 2012	Aug. 31, 2011
MINERAL PROPERTIES
Senior secured convertible promissory notes to Platinum and Lakewood			$ 2,697,729	$ 2,697,729		$ 2,697,729					$ 8,000,000
Interest on notes											9.00%
Notes converted into shares, price per share										$ 0.55
Notes converted into shares, adjusted price per share										$ 0.40
Payment of Principal										1,039,771
Assignment and Assumption Agreement with Third Party Investors										4,000,000
Retained original notes, by Platinum										2,368,183
Retained original notes, by Lakewood										592,046
Warrants issued to Platinum										4,144,320
Warrants issued to Lakewood										1,036,080
Warrants exercised on a cashless basis										2,967,143
Shares issued to Platinum										1,600,000
Shares issued to Lakewood										400,000
Shares issued in Note Modification Agreement									750,000	2,000,000
Warrants issued in Note Modification agreement										5,180,400
Warrant Exercise Price									$ 0.40	$ 0.40
Fair Value of Shares issued in Note Modification Agreement, per share									$ 2,960,229	$ 0.489
Fair Value of Shares issued in Note Modification Agreement, value									0.35	978,000
Fair value of Warrants issued in Note Modification Agreement, per warrant										$ 0.394
Fair value of Warrants issued in Note Modification Agreement, value										2,044,186
FV Notes Modification, share price										$ 0.489
FV Notes modification, expected volatility										110.00%
FV Notes modification, expected term										5 years
FV Notes modification, risk-free interest rate										0.88%
Reduced conversion price, per share									$ 0.35
Common stock, purchase price									3,256,252
Extinguishment of Debt, Amount	294,285		2,436,888	357,635
Notes converted to shares, value allocated to assignees	2,992,014
Notes converted to shares, value waived	264,238
Extinguishment of Debt, realized due to conversion price reduction	529,911			475,671
Additional Shares issued in conversion	1,118,432
Share Price								$ 0.44	$ 0.555	$ 1.00
Series D Preferred Stock stated value									$ 1,100,000
Notes converted to shares, Series D Preferred Stock Issued	1,100,000		7,500,000	2,421,600
Additional Series D Preferred Stock Issued	227,586		227,586	501,021
Preferred Stock Deemed Dividend	130,049	1,616,777	537,499	1,616,777	3,284,396	4,901,173	4,901,173
Series D Preferred Stock per share									$ 1.00
Accrued Interest converted to shares, value	21,600
Conversion of assgned note									1,600,000
Shares from conversion of assigned note									4,612,571
Remaining unamortized debt discount			6,933,333	6,933,333	(6,933,333)	6,933,333
Accrued Interest			$ 0	$ 0	$ 45,999	$ 0